Analysis of changes in shareholders' equity related to components of the other comprehensive income - EUR (€) € in Millions	Accumulated other comprehensive income [member]	Accumulated other comprehensive income attributable to owners of parent [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets attributable to owners of parent [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments attributable to owners of parent [member]	Reserve of exchange differences on translation attributable to owners of parent [member]	Reserve of actuarial gains and losses attributable to owners of parent [member]	Miscellaneous other accumulated other comprehensive income attributable to owners of parent [member]	Accumulated other comprehensive income associates and joint ventures attributable to owners of parent [member]	Accumulated other comprehensive income, non-controlling interests [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets, non-controlling interests [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments, non-controlling interests [member]	Reserve of exchange differences on translation, non-controlling interests [member]	Reserve of actuarial gains and losses, non-controlling interests [member]	Miscellaneous other accumulated other comprehensive income, non-controlling interests [member]	Total
Balance after effect of IFRS application	€ (348)	€ (571)	€ (10)	€ (264)	€ 15	€ (504)	€ 232	€ (40)	€ 223	€ (4)	€ (3)	€ 237	€ (8)	€ 1	€ 33,251
Equity at beginning of period at Dec. 31, 2018	(348)	(571)	(10)	(264)	15	(504)	232	(40)	223	(4)	(3)	237	(8)	1	33,249
Variation	(104)	(117)	41	(180)	37	(89)	74		13	4	(4)	13			1,033
Equity at end of period at Jun. 30, 2019	(452)	(688)	31	(444)	52	(593)	306	(40)	236	0	(7)	250	(8)	1	32,778
Effect of IFRS 16 application															2
Variation	184	186	(59)	328	27	(18)	(90)		(2)	(2)	1	1	(2)	0	2,274
Equity at end of period at Dec. 31, 2019	(268)	(502)	(28)	(117)	78	(611)	216	(40)	234	(2)	(6)	251	(10)	1	34,416
Variation	140	173	(34)	551	(149)	(15)	(179)		(33)	(1)	3	(35)	0	0	1,155
Equity at end of period at Jun. 30, 2020	€ (128)	€ (330)	€ (61)	€ 434	€ (71)	€ (626)	€ 36	€ (40)	€ 201	€ (3)	€ (3)	€ 216	€ (10)	€ 1	€ 34,660